Accrued liabilities and other liabilities	12 Months Ended
Dec. 31, 2020
Accrued Liabilities And Other Liabilities [Abstract]
Accrued liabilities and other liabilities
16	Accrued liabilities and other liabilities

Accrued liabilities and other liabilities consist of the following:

	As of December 31,
	2019	2020
Current
Rebates payable to customers	2,260	1,236
VAT and other taxes payable	3,440	4,440
Security deposit received from customers	610	510
Accrued employee benefits	4,756	8,968
Accrued professional fees	3,662	5,951
Accrued marketing and hosting expense	2,486	2,939
Consideration payable (Note 4(e))	-	3,376
Others	2,723	1,911
	19,937	29,331

	As of December 31,
	2019	2020
Non-current
Deferred other income	449	375
Advance from a former non-controlling interest (Note)	-	4,521
	449	4,896

Note:

As of December 31, 2020, the amount represents an advance from the seller of Optimal, a former non-controlling interest of the Company, for the purpose of replenishment of working capital of certain subsidiaries of the Company, which was unsecured, interest-free, and repayable in December 2022.